Note 12 - Associates, Joint Ventures, and Other Investments (Details Textual) $ in Thousands				1 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended				24 Months Ended
	Jan. 11, 2021	Aug. 19, 2020 USD ($)	Aug. 01, 2017	Jan. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Profit (loss)								$ (43,964)	$ 179,174	$ 57,899
Total other comprehensive income								(928)	2,043	(1,824)
Total depreciation and amortisation expense								19,600	20,234	18,843
Current assets or disposal groups classified as held for sale					$ 0	$ 0		288,379	0
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, associates equity								116,561	24,000	37,900
Total equity					1,048,895	1,048,895		1,013,039	1,048,895	912,206	$ 775,460	$ 912,206
Issued capital					24	$ 24		24	24
Increase (decrease) through other changes, allowance account for credit losses of financial assets								$ (557)	(1,849)	(577)
nHorizon [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate								29.09%
Profit (loss)								$ (458)	(535)	$ 518
Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture			50.10%
Gains on disposals of investments					$ 2,100
Increase (decrease) through other changes, allowance account for credit losses of financial assets									$ 10,500
Weighted average cost of capital, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets					11.8	11.8		11.1	11.8
Nanobank [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	42.35%	42.00%
Investments in associates		$ 264,900
Gain (loss) on change in fair value of subsidiary									$ 151,400
Profit (loss)								$ (26,000)	300
Total other comprehensive income								200	$ (900)
Total depreciation and amortisation expense						$ 6,200		26,600
Nanobank [member] | Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Current assets or disposal groups classified as held for sale								120,300
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation								118,200
Disposal group held for sale, consideration to be received								$ 127,100
Disposal group held for sale, consideration to be received, number of quarterly installments								8
Disposal group held for sale, consideration to be received, term (Year)								2 years
Disposal group held for sale, discount rate								5.00%
Effect of one percent change in discount rate								$ 1,300
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate							13.10%	6.44%	13.10%
Shares in associate held (in shares) | shares								31,058,025
Shares in associate sold (in shares) | shares								30,768,400
Shares in associate sold, value								$ 50,000
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, associates equity								29,600
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates								44,400
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method								(200)
Net carrying amount of investment in associate								(4,000)
Total equity					$ 555,000	555,000		1,800,000	$ 555,000
Issued capital								$ 84,600
Shares in associate purchased, value												$ 6,500
OPay Digital Services Limited [member] | Weighted average cost of capital, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets								0.17
OPay Digital Services Limited [member] | Bottom of range [member]
Statement Line Items [Line Items]
Preferred shares, DLOM								10.00%
OPay Digital Services Limited [member] | Top of range [member]
Statement Line Items [Line Items]
Preferred shares, DLOM								20.00%
OPay Digital Services Limited [member] | Preference shares [member]
Statement Line Items [Line Items]
Shares in associate held (in shares) | shares								69,962,470
Shares in associate sold (in shares) | shares								10,302,955
Issued capital					49,000	49,000		$ 25,100	49,000
OPay Digital Services Limited [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Issued capital								$ 59,500
Star X [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate								19.35%
Investments in associates								$ 83,500
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, associates equity								$ 28,500
Total equity					350,000	350,000			350,000
Shares in associate purchased, value											$ 30,000
Star X [member] | Bottom of range [member]
Statement Line Items [Line Items]
Preferred shares, DLOM								30.00%
Star X [member] | Top of range [member]
Statement Line Items [Line Items]
Preferred shares, DLOM								40.00%
Star X [member] | Preference shares [member]
Statement Line Items [Line Items]
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, associates equity									21,000
Issued capital					$ 55,000	$ 55,000			$ 55,000
AB Fjord Bank [member]
Statement Line Items [Line Items]
Shares in associate purchased (in shares) | shares				3,252,300
Investments in associates accounted for using equity method				$ 900				$ 900
Investments in associates accounted for using equity method, ownership percentage				9.90%				6.09%